EFMT DEPOSITOR LLC ABS-15G

Exhibit 99.25

LOAN DATA						ORIGINATION DATA				AVM Data						DESK REVIEW DATA					BPO REVIEW DATA					FIELD REVIEW/2055 DATA					2ND APPRAISAL DATA					AGENCY DATA
Infinity ID	Customer Loan #	Seller Loan #	Note Date	Original Loan Amount	Sales Price	Appraised Value	Value for CLTV	Appraisal Date	Appraisal Type	AVM Value	Variance $	Variance %	AVM Company	AVM FSD Score	AVM Effective Date	Desk Value	Variance $	Variance %	Desk Company	Desk Report Date	BPO As-Is Value	Variance $	Variance %	BPO Company	BPO Inspection Date	FR Value	Variance $	Variance %	FR Company	FR Report Date	2nd Appraisal Value	Variance $	Variance %	2nd Appraisal Company	2nd Appraisal Date	Eligible for Rep/Warrant Relief	LCA Risk Score	CU Score
XXXX	2000014027		XX/XX/XXXX	$XXXX	Not Applicable	$XXXX	$XXXX	04/10/2022	1025 2-4 Family Property							$XXXX	$0.00	0.000%	ClearCapital	05/09/2022																No	Not Applicable	Not Applicable
XXXX	2000014343		XX/XX/XXXX	$XXXX	Not Applicable	$XXXX	$XXXX	05/05/2022	1073 Condominiums																											No	Not Applicable	1
XXXX	2000014484		XX/XX/XXXX	$XXXX	Not Applicable	$XXXX	$XXXX	04/27/2022	1004 Residential Appraisal							$XXXX	$0.00	0.000%	Clear Capital	06/08/2022																No	Not Applicable	Not Applicable
XXXX	2000014644		XX/XX/XXXX	$XXXX	$XXXX	$XXXX	$XXXX	05/23/2022	1004 Residential Appraisal							$XXXX	$0.00	0.000%	Clear Capital	05/27/2022																No	Not Applicable	2.7